Goodwill	6 Months Ended
Mar. 31, 2026
Goodwill [Abstract]
GOODWILL

3. GOODWILL

Acquisition of Changzhou Sixun

The details of the acquisition of Changzhou Sixun and the related purchase price allocation were previously disclosed in the Group’s audited consolidated financial statements included in its Annual Report on Form 20-F for the year ended September 30, 2025. The goodwill arising from the acquisition was fully impaired during the year ended September 30, 2025. There was no goodwill balance as of September 30, 2025 and March 31, 2026.

Goodwill arising from the acquisition of Changzhou Sixun

	As of September 30, 2025	As of March 31, 2026
		(Unaudited)
Beginning balance	$1,780,569	$-
Goodwill impairment	(1,732,454)	-
Foreign currency translation adjustment	(48,115)	-
Ending balance	$-	$-

For six months ended March 31, 2025 and 2026, the Group recognized nil impairment loss of goodwill related to the acquisition of Changzhou Sixun.